Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Parties and their Relationships

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2024 and 2023, and for the years ended December 31, 2024, 2023 and 2022:

Name of related parties	Relationship with the Company
Fujian Bafang Shengfeng Logistics Co., Ltd (“Fujian Bafang”)	An equity investee of the Company
Fuzhou Tianyu Shengfeng Industrial Co., Ltd (“Fuzhou Tianyu”)	A company controlled by Yongxu Liu, CEO and Chairman of the Company
Fuzhou Tianyu Shengfeng Property Management Co., Ltd (“Fuzhou Tianyu Management”)	A company under the control of a shareholder
Fuzhou Tianyu Yuanmei Catering Co., Ltd (“Fuzhou Tianyu Catering”)	A company under the control of a shareholder
Fujian Desheng Logistics Co., Ltd (“Fujian Desheng”)	A company under the control of a shareholder
Yongxu Liu	The Company’s CEO and Chairman
Yongteng Liu	CEO’s brother
Fujian Yunlian Shengfeng Industry Co., Ltd., (“Fujian Yunlian”)	Shengfeng VIE’s shareholder
Fuzhou Puhui Technology Co., Ltd	Non-controlling shareholder of Ningde Shengfeng Logistics Co. Ltd.
Chongqing Changjiang River Moulding Material (Group) Co., Ltd. (“Chongqing Changjiang”)	Non-controlling shareholder of Liaoning Tianyu Changsheng Supply Chain Management Co., Ltd.
Zhangwu Changjiang Materials Technology Co., Ltd. (“Zhangwu Changjiang”)	A company under the control of Chongqing Changjiang
Changjiang Modeling Materials (Group) Kezuohou Banner Co., Ltd (“Changjiang Modeling”)	A company under the control of Chongqing Changjiang
Kunshan Changjiang Modeling Materials Co., Ltd. (“Kunshan Changjiang”)	A company under the control of Chongqing Changjiang

Schedule of Transactions with Related Parties	Significant transactions with related parties were as follows:
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022

Transportation services to Fujian Bafang	$-	$-	$18
Transportation services to Fujian Desheng	157	37	-
Transportation services to Zhangwu Changjiang	24	-	-
Transportation services to Changjiang Modeling	539	-	-
Transportation services to Kunshan Changjiang	12	-	-
Total	$732	$37	$18

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022

Transportation services from Fujian Bafang	$1,799	$1,108	$1,196
Lease services from Fuzhou Tianyu	$227	$228	$305
Lease services from Fuzhou Tianyu Management	$47	$17	$35
Catering services from Tianyu Catering	$1	$2	$-

Schedule of Balances with Related Parties	Significant balances with related parties were as follows:
	As of December 31, 2024	As of December 31, 2023
Due from related parties
Fuzhou Tianyu	$41	$41
Fujian Desheng	39	40
Zhangwu Changjiang	26	-
Changjiang Modeling	582	-
Kunshan Changjiang	13	-
Total	$701	$81

	As of December 31, 2024	As of December 31, 2023
Due to related parties
Fujian Bafang (a)	$1,662	$1,622
Fuzhou Tianyu	18	48
Fuzhou Tianyu Management	7	34
Total	$1,687	$1,704

(a)	On December 10, 2007, the Company entered into an interest-free loan agreement with Fujian Bafang for a principal amount of approximately $1.4 million (RMB 9.6 million). Such loan is due on demand.